UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                -----------------

Check here if Amendment |X|; Amendment Number:  1
   This Amendment (Check only one):  | | is a restatement.
                                     |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newcastle Partners, L.P.
Address: 200 Crescent Court, Suite 1400
         Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Schwarz
Title:   Managing Member of General Partner of General Partner
Phone:   (214) 661-7474

Signature, Place, and Date of Signing:

         /s/ Mark E. Schwarz, Dallas, Texas, May 15, 2007
         -------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:             5
                                         ------------------

Form 13F Information Table Value Total:       $64,778
                                         ------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-11175                Mark E. Schwarz
---------  -----------------------  ------------------------------------------

                                                 FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

DIRECT GENERAL CORP          COM       25456W204   14,463    700,728  SH            OTHER            1        0        700,728  0

AMERICAN PWR CONVERSION CORP COM       029066107   17,130    560,000  SH            OTHER            1        0        560,000  0

PHELPS DODGE CORP            COM       717265102   23,501    196,300  SH            OTHER            1        0        196,300  0

TRAFFIC COM INC              COM       892717109    2,415    302,647  SH            OTHER            1        0        302,647  0

VITALSTREAM HLDGS INC        COM NEW   92847T209    7,269    723,972  SH            OTHER            1        0        723,972  0

